COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Feb. 28, 2019 USD ($)	Aug. 31, 2017	Dec. 31, 2016 USD ($)	Mar. 31, 2016	Apr. 30, 2013 EUR (€)
Commitments And Contingencies [Line Items]
Outstanding letters of credit	$ 233		$ 233
Guarantees as security	2,603		2,952
Claim against company for wrongful termination	650
Agency fee payable	4,320
Liability for back wages recorded						$ 3,600
Interest recorded for accrual for back wages liability						$ 600
Settlement amount			1,933
Liability for back wages balance	508
Accrued interest balance for back wages liability	263
Sale considration amount	2,288
Minimum Wage Increase [Member]
Commitments And Contingencies [Line Items]
Settlement amount			1,993
Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Agency fee payable				$ 3,000
Commision received by third party				5.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Commision received by third party					10.00%		5.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Agency fee payable	4,000
Commision received by third party					2.00%		2.00%
Euro Member Countries, Euro [Member]
Commitments And Contingencies [Line Items]
Guarantees as security	$ 2,275		$ 2,465
Agency fee payable | €								€ 3,000
Euro Member Countries, Euro [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Sale considration amount | €		€ 2,000